Income Tax Note: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Net operation loss carry forward, deferred tax assets	$ 6,806,200	$ 3,736,000	$ 1,973,400
Capital loss carryover	381,600	381,600	381,600
Allowance for doubtful accounts	39,600	24,600	81,500
Related party accruals	58,100	17,800
Accrued vacation	25,900	28,100	30,000
Depreciation	43,600	35,800	(698,025)
Allowance for obsolete inventory			10,600
Deferred tax assets, gross	7,355,000	4,223,900	2,477,100
Less: valuation allowance	$ (7,355,000)	$ (4,223,900)	$ (2,477,100)